Cash (Tables)	6 Months Ended
Jun. 30, 2024
Cash
Schedule of cash

	June 30, 2024	December 31, 2023
Current accounts	50,737	71,783
Bank deposits	15	15
Cash	50,752	71,798

Currency	June 30, 2024	December 31, 2023
United States Dollars	32,397	58,840
Euro	17,506	12,533
Russian Ruble	93	89
Armenian Dram	280	55
Kazakhstani Tenge	467	269
United Arab Emirates Dirham	9	12
Total	50,752	71,798